Other Income (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Other Income

	2023	2022	2021

	US$	US$	US$
Grant and other income	276,869	108,322	26,950
Total other income	276,869	108,322	26,950